Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

NOTE 8 — OTHER LONG-TERM LIABILITIES

The following table provides a summary of the components of other long-term liabilities (in thousands):

	December 31,
	2016	2015

Professional and general liability insurance reserves	$74,194	$77,423
Workers' compensation liability insurance reserves	17,416	20,507
Benefit plan liabilities	10,722	3,376
Deferred rent	4,001	3,770
Other miscellaneous long-term liabilities	2,663	3,065
Total other long-term liabilities	$108,996	$108,141

See Note 19 — Commitments and Contingencies for additional information about the Company’s insurance reserves.